Trading liabilities - Summary of trading liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,623,757	$ 2,655,014
Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	84,904	75,266
Deposits by banks
Disclosure of financial liabilities [line items]
Financial liabilities	101,152	82,080
Deposits by banks | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	4,243	6,689
Customer accounts
Disclosure of financial liabilities [line items]
Financial liabilities	1,710,574	1,642,780
Customer accounts | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	9,424	10,681
Debt securities in issue
Disclosure of financial liabilities [line items]
Financial liabilities	193,110	218,108
Debt securities in issue | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	1,792	1,582
Other liabilities – net short positions in securities | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	$ 69,445	$ 56,314